                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

              STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
            WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT
                 TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

                (See rules and instructions on back of this form.
        If acknowledgment is desired, file this form with the Commission in triplicate.)

                  REPORT FOR CALENDAR MONTH ENDING: August 2000

                          The France Growth Fund, Inc.
               (Name of registered closed-end investment company)

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
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                                                                         Approximate Asset
                                        Number of                      Value or approximate
                                         Shares                         asset coverage per
Date of each     Identification of      Purchased    Price per Share     share at time of      Name of Seller or
Transaction           Security                                               purchase         of Seller's Broker
----------------------------------------------------------------------------------------------------------------
  8/28/00           Common Stock          4,000          13.6250               15.62           PaineWebber, Inc.
----------------------------------------------------------------------------------------------------------------
  8/29/00           Common Stock          4,000          13.6250               15.66           PaineWebber, Inc.
----------------------------------------------------------------------------------------------------------------
  8/30/00           Common Stock          4,000          13.7500               15.59           PaineWebber, Inc.
----------------------------------------------------------------------------------------------------------------
  8/31/00           Common Stock          3,000          13.8125               15.57           PaineWebber, Inc.
----------------------------------------------------------------------------------------------------------------


REMARKS: None                                       The France Growth Fund, Inc
                                                    ----------------------------
                                                    Name of Registrant

                                           By:      /s/ Frederick J. Schmidt
                                           Name:    Frederick J. Schmidt
                                           Title:   Vice President and Treasurer